December 31, 2008	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
Reports

PACIFIC SELECT FUND
Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Statements of Cash Flows	D-19
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Where to Go for More Information	H-14

The 2008 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2008 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	2,192	$16,744	$13,991
International Value	International Value	8,463	96,084	73,849
Long/Short Large-Cap (1)	Long/Short Large-Cap	1,695	17,109	11,102
International Small-Cap	International Small-Cap	1,763	16,776	9,515
Equity Index	Equity Index	3,932	68,743	77,033
Small-Cap Index	Small-Cap Index	1,864	15,402	14,544
Diversified Research	Diversified Research	2,730	24,806	18,555
Equity	Equity	1,336	20,051	14,977
American Funds® Growth-Income	American Funds Growth-Income	3,370	34,411	24,483
American Funds Growth	American Funds Growth	3,674	36,775	25,221
Large-Cap Value	Large-Cap Value	4,951	51,098	42,995
Technology	Technology	508	1,606	1,514
Short Duration Bond	Short Duration Bond	3,190	30,706	28,087
Floating Rate Loan	Floating Rate Loan	1,899	17,929	11,699
Diversified Bond	Diversified Bond	3,606	35,773	31,189
Growth LT	Growth LT	5,817	85,734	77,295
Focused 30	Focused 30	1,472	12,087	11,079
Health Sciences	Health Sciences	452	3,279	3,337
Mid-Cap Equity (2)	Mid-Cap Equity (2)	6,192	67,190	53,850
Large-Cap Growth	Large-Cap Growth	2,403	15,069	8,848
International Large-Cap	International Large-Cap	9,632	59,352	44,398
Small-Cap Value	Small-Cap Value	1,388	13,990	12,424
Multi-Strategy	Multi-Strategy	2,711	35,856	24,917
Main Street® Core	Main Street Core	4,971	82,780	65,563
Emerging Markets	Emerging Markets	3,182	21,401	28,017
Money Market	Money Market	5,877	59,198	59,353
High Yield Bond	High Yield Bond	6,751	41,995	31,500
Managed Bond	Managed Bond	12,479	130,869	131,329
Inflation Managed	Inflation Managed	8,870	91,145	88,278
Comstock	Comstock	4,341	32,914	25,787
Mid-Cap Growth	Mid-Cap Growth	2,602	13,908	12,350
Real Estate	Real Estate	1,439	14,971	12,626
Small-Cap Equity	Small-Cap Equity	1,060	12,567	9,784

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	AllianceBernstein VPS Balanced Wealth Strategy Class B	173	1,763	1,483

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III (1)	BlackRock Global Allocation V.I. Class III	585	7,600	6,605
	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	Franklin Templeton VIP Founding Funds Allocation Class 4	129	921	723

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.

See Notes to Financial Statements

I-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$13,991	$73,849	$11,102	$9,515	$77,033	$14,544	$18,555
Receivables:
Due from Pacific Life Insurance Company	10	105	—	8	—	5	3
Fund shares redeemed	—	—	—	—	7	—	—

Total Assets	14,001	73,954	11,102	9,523	77,040	14,549	18,558

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	6	—	—
Fund shares purchased	10	104	—	7	—	5	2
Other	1	—	1	—	—	—	—

Total Liabilities	11	104	1	7	6	5	2

NET ASSETS	$13,990	$73,850	$11,101	$9,516	$77,034	$14,544	$18,556

Units Outstanding	1,998	5,942	1,696	1,759	2,917	1,323	2,384

Accumulation Unit Value	$7.00	$12.43	$6.55	$5.41	$26.41	$11.00	$7.78

Cost of Investments	$16,744	$96,084	$17,109	$16,776	$68,743	$15,402	$24,806

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$14,977	$24,483	$25,221	$42,995	$1,514	$28,087	$11,699
Receivables:
Due from Pacific Life Insurance Company	13	5	28	—	—	—	5
Fund shares redeemed	—	—	—	22	—	18	—

Total Assets	14,990	24,488	25,249	43,017	1,514	28,105	11,704

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	21	—	16	—
Fund shares purchased	13	4	27	—	—	—	5
Other	—	—	—	—	—	—	1

Total Liabilities	13	4	27	21	—	16	6

NET ASSETS	$14,977	$24,484	$25,222	$42,996	$1,514	$28,089	$11,698

Units Outstanding	1,294	3,136	3,216	4,201	451	2,810	1,721

Accumulation Unit Value	$11.57	$7.81	$7.84	$10.23	$3.36	$10.00	$6.80

Cost of Investments	$20,051	$34,411	$36,775	$51,098	$1,606	$30,706	$17,929

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$31,189	$77,295	$11,079	$3,337	$53,850	$8,848	$44,398
Receivables:
Due from Pacific Life Insurance Company	—	36	7	1	42	6	—
Fund shares redeemed	34	—	—	—	—	—	5

Total Assets	31,223	77,331	11,086	3,338	53,892	8,854	44,403

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	34	—	—	—	—	—	2
Fund shares purchased	—	35	7	—	41	5	—
Other	2	—	—	—	—	—	—

Total Liabilities	36	35	7	—	41	5	2

NET ASSETS	$31,187	$77,296	$11,079	$3,338	$53,851	$8,849	$44,401

Units Outstanding	3,278	3,140	1,499	363	3,969	2,073	6,010

Accumulation Unit Value	$9.51	$24.62	$7.39	$9.18	$13.57	$4.27	$7.39

Cost of Investments	$35,773	$85,734	$12,087	$3,279	$67,190	$15,069	$59,352

(1)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$12,424	$24,917	$65,563	$28,017	$59,353	$31,500	$131,329
Receivables:
Due from Pacific Life Insurance Company	—	13	—	35	—	123	—
Fund shares redeemed	2	—	8	—	262	—	395

Total Assets	12,426	24,930	65,571	28,052	59,615	31,623	131,724

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	—	7	—	262	—	394
Fund shares purchased	—	10	—	34	—	122	—
Total Liabilities	2	10	7	34	262	122	394

NET ASSETS	$12,424	$24,920	$65,564	$28,018	$59,353	$31,501	$131,330

Units Outstanding	838	1,249	2,955	1,943	3,663	1,379	4,581

Accumulation Unit Value	$14.82	$19.96	$22.19	$14.42	$16.20	$22.85	$28.67

Cost of Investments	$13,990	$35,856	$82,780	$21,401	$59,198	$41,995	$130,869

						AllianceBernstein
						VPS Balanced	BlackRock
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Global Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B	V.I. Class III

ASSETS
Investments in portfolios, at value	$88,278	$25,787	$12,350	$12,626	$9,784	$1,483	$6,605
Receivables:
Due from Pacific Life Insurance Company	—	8	20	32	—	—	1
Fund shares redeemed	252	—	—	—	6	—	—

Total Assets	88,530	25,795	12,370	12,658	9,790	1,483	6,606

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	252	—	—	—	6	—	—
Fund shares purchased	—	8	19	32	—	—	1
Other	—	—	—	—	1	—	1

Total Liabilities	252	8	19	32	7	—	2

NET ASSETS	$88,278	$25,787	$12,351	$12,626	$9,783	$1,483	$6,604

Units Outstanding	3,358	3,636	2,455	650	955	210	835

Accumulation Unit Value	$26.29	$7.09	$5.03	$19.42	$10.25	$7.08	$7.91

Cost of Investments	$91,145	$32,914	$13,908	$14,971	$12,567	$1,763	$7,600

	Franklin
	Templeton VIP
	Founding Funds
	Allocation
	Class 4
ASSETS
Investments in portfolios, at value	$723
Total Assets	723

NET ASSETS (1)	$723

Units Outstanding	109

Accumulation Unit Value	$6.61

Cost of Investments	$921

(1)	No outstanding liabilities over $500 for the variable account as of December 31, 2008.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap (1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$3,222	$85	$296	$2,037	$416	$298
EXPENSES
Mortality and expense risk fees	270	1,517	121	187	1,390	329	396

Net Investment Income (Loss)	(270)	1,705	(36)	109	647	87	(98)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(906)	(2,889)	(378)	(423)	(1,029)	1,158	1,342
Capital gain distributions	2,252	6,148	—	—	5,408	2,146	4,939

Realized Gain (Loss)	1,346	3,259	(378)	(423)	4,379	3,304	6,281

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(14,496)	(77,262)	(6,007)	(8,292)	(56,571)	(13,699)	(19,790)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($13,420)	($72,298)	($6,421)	($8,606)	($51,545)	($10,308)	($13,607)

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends	$115	$457	$201	$997	$3	$1,222	$1,090
EXPENSES
Mortality and expense risk fees	300	483	448	765	40	425	199

Net Investment Income (Loss)	(185)	(26)	(247)	232	(37)	797	891

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(252)	(966)	(2,663)	(326)	(612)	(791)	(665)
Capital gain distributions	3,401	1,621	5,920	2,559	724	—	—

Realized Gain (Loss)	3,149	655	3,257	2,233	112	(791)	(665)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(14,760)	(17,758)	(23,196)	(28,301)	(2,530)	(2,222)	(5,243)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($11,796)	($17,129)	($20,186)	($25,836)	($2,455)	($2,216)	($5,017)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (2)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$1,410	$567	$9	$52	$1,201	$—	$1,310
EXPENSES
Mortality and expense risk fees	473	1,487	239	67	1,039	186	818

Net Investment Income (Loss)	937	(920)	(230)	(15)	162	(186)	492

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,292)	1,101	(1,938)	(561)	(1,110)	(439)	(2,367)
Capital gain distributions	—	17,138	1,558	679	13,056	3,407	16,044

Realized Gain (Loss)	(1,292)	18,239	(380)	118	11,946	2,968	13,677

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(3,297)	(77,508)	(12,264)	(2,227)	(49,555)	(12,984)	(41,705)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,652)	($60,189)	($12,874)	($2,124)	($37,447)	($10,202)	($27,536)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$394	$66	$1,272	$692	$1,102	$3,271	$6,471
EXPENSES
Mortality and expense risk fees	204	558	1,261	608	640	509	1,940

Net Investment Income (Loss)	190	(492)	11	84	462	2,762	4,531

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(808)	217	2,160	1,546	41	(1,536)	1,194
Capital gain distributions	1,842	3,201	12,576	9,266	—	—	1,495

Realized Gain (Loss)	1,034	3,418	14,736	10,812	41	(1,536)	2,689

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(7,131)	(26,141)	(61,708)	(38,972)	43	(10,901)	(11,758)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,907)	($23,215)	($46,961)	($28,076)	$546	($9,675)	($4,538)

						AllianceBernstein
						VPS Balanced	BlackRock
	Inflation		Mid-Cap	Real	Small-Cap	Wealth Strategy	Global Allocation
	Managed	Comstock	Growth	Estate	Equity	Class B (1)	V.I. Class III (1)

INVESTMENT INCOME
Dividends	$3,158	$737	$24	$724	$61	$17	$175
EXPENSES
Mortality and expense risk fees	1,461	514	298	284	137	8	92

Net Investment Income (Loss)	1,697	223	(274)	440	(76)	9	83

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	242	(3,293)	(340)	2,309	(751)	(73)	(2,273)
Capital gain distributions	597	2,027	3,181	6,617	244	—	33

Realized Gain (Loss)	839	(1,266)	2,841	8,926	(507)	(73)	(2,240)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(14,391)	(16,080)	(15,849)	(18,421)	(3,527)	(280)	(995)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($11,855)	($17,123)	($13,282)	($9,055)	($4,110)	($344)	($3,152)

Franklin
Templeton VIP
Founding Funds
Allocation
Class 4 (1)
INVESTMENT INCOME Dividends	$21
EXPENSES
Mortality and expense risk fees	9

Net Investment Income	12

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(362)
Capital gain distributions	21

Realized Loss	(341)

CHANGE IN UNREALIZED DEPRECIATION
ON INVESTMENTS	(198)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($527)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

			Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Small-Cap Growth (1)		International Value		Long/Short Large-Cap (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($270)	($349)	$1,705	$1,170	($36)
Realized gain (loss)	1,346	507	3,259	22,231	(378)
Change in unrealized appreciation (depreciation) on investments	(14,496)	3,227	(77,262)	(15,098)	(6,007)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,420)	3,385	(72,298)	8,303	(6,421)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	221	322	1,228	1,983	125
Transfers between variable and fixed accounts, net	1,238	5,206	(5,065)	6,791	18,632
Transfers—contract charges and deductions	(277)	(254)	(1,740)	(2,604)	(103)
Transfers—surrenders	(2,668)	(4,222)	(14,914)	(21,760)	(1,131)
Transfers—other	—	—	6	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,486)	1,052	(20,485)	(15,592)	17,522

NET INCREASE (DECREASE) IN NET ASSETS	(14,906)	4,437	(92,783)	(7,289)	11,101

NET ASSETS
Beginning of Year or Period	28,896	24,459	166,633	173,922	—

End of Year or Period	$13,990	$28,896	$73,850	$166,633	$11,101

	International Small-Cap		Equity Index		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$109	($42)	$647	$652	$87	($2)
Realized gain (loss)	(423)	(240)	4,379	17,107	3,304	(567)
Change in unrealized appreciation (depreciation) on investments	(8,292)	554	(56,571)	(11,116)	(13,699)	(1,343)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,606)	272	(51,545)	6,643	(10,308)	(1,912)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	242	373	846	1,625	441	457
Transfers between variable and fixed accounts, net	(766)	4,602	5,204	(18,258)	(15,906)	5,525
Transfers—contract charges and deductions	(173)	(250)	(1,769)	(2,568)	(514)	(602)
Transfers—surrenders	(1,792)	(2,639)	(12,698)	(18,757)	(2,690)	(6,636)
Transfers—other	1	—	(2)	—	1	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,488)	2,086	(8,419)	(37,958)	(18,668)	(1,254)

NET INCREASE (DECREASE) IN NET ASSETS	(11,094)	2,358	(59,964)	(31,315)	(28,976)	(3,166)

NET ASSETS
Beginning of Year	20,610	18,252	136,998	168,313	43,520	46,686

End of Year	$9,516	$20,610	$77,034	$136,998	$14,544	$43,520

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSET S (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Diversified Research		Equity		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($98)	($307)	($185)	($366)	($26)	($31)
Realized gain	6,281	2,709	3,149	1,064	655	173
Change in unrealized appreciation (depreciation) on investments	(19,790)	(2,000)	(14,760)	1,035	(17,758)	1,692

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,607)	402	(11,796)	1,733	(17,129)	1,834

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	402	597	125	275	457	796
Transfers between variable and fixed accounts, net	(9,587)	(8,336)	(1,154)	74	(6,586)	4,300
Transfers—contract charges and deductions	(582)	(630)	(472)	(395)	(457)	(671)
Transfers—surrenders	(3,997)	(5,919)	(3,062)	(5,255)	(4,700)	(6,887)
Transfers—other	1	—	(1)	(2)	3	2

Net Decrease in Net Assets Derived from Contract Owner Transactions	(13,763)	(14,288)	(4,564)	(5,303)	(11,283)	(2,460)

NET DECREASE IN NET ASSETS	(27,370)	(13,886)	(16,360)	(3,570)	(28,412)	(626)

NET ASSETS
Beginning of Year	45,926	59,812	31,337	34,907	52,896	53,522

End of Year	$18,556	$45,926	$14,977	$31,337	$24,484	$52,896

	American Funds Growth		Large-Cap Value		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($247)	($379)	$232	($152)	($37)	($54)
Realized gain	3,257	2,965	2,233	1,567	112	278
Change in unrealized appreciation (depreciation) on investments	(23,196)	1,893	(28,301)	700	(2,530)	471

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,186)	4,479	(25,836)	2,115	(2,455)	695

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	455	690	794	1,298	45	60
Transfers between variable and fixed accounts, net	9,584	(6,992)	(2,511)	(7,618)	(2,257)	2,670
Transfers—contract charges and deductions	(349)	(453)	(1,072)	(979)	(27)	(187)
Transfers—surrenders	(4,927)	(6,342)	(7,171)	(10,632)	(339)	(874)
Transfers—other	—	(2)	2	2	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,763	(13,099)	(9,958)	(17,929)	(2,578)	1,669

NET INCREASE (DECREASE) IN NET ASSETS	(15,423)	(8,620)	(35,794)	(15,814)	(5,033)	2,364

NET ASSETS
Beginning of Year	40,645	49,265	78,790	94,604	6,547	4,183

End of Year	$25,222	$40,645	$42,996	$78,790	$1,514	$6,547

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Short Duration Bond		Floating Rate Loan (1)		Diversified Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$797	$1,321	$891	$589	$937	$1,268
Realized (gain) loss	(791)	(753)	(665)	(107)	(1,292)	—
Change in unrealized appreciation (depreciation) on investments	(2,222)	750	(5,243)	(987)	(3,297)	(1,548)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,216)	1,318	(5,017)	(505)	(3,652)	(280)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	430	639	217	165	516	545
Transfers between variable and fixed accounts, net	(1,196)	(12,566)	1,472	18,647	(2,459)	24,481
Transfers—contract charges and deductions	(546)	(715)	(239)	(108)	(472)	(368)
Transfers—surrenders	(3,872)	(5,220)	(1,648)	(1,285)	(3,978)	(3,820)
Transfers—other	1	1	—	(1)	1	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,183)	(17,861)	(198)	17,418	(6,392)	20,836

NET INCREASE (DECREASE) IN NET ASSETS	(7,399)	(16,543)	(5,215)	16,913	(10,044)	20,556

NET ASSETS
Beginning of Year or Period	35,488	52,031	16,913	—	41,231	20,675

End of Year or Period	$28,089	$35,488	$11,698	$16,913	$31,187	$41,231

	Growth LT		Focused 30		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($920)	($1,409)	($230)	($185)	($15)	($80)
Realized gain (loss)	18,239	15,621	(380)	357	118	98
Change in unrealized appreciation (depreciation) on investments	(77,508)	7,909	(12,264)	5,367	(2,227)	774

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,189)	22,121	(12,874)	5,539	(2,124)	792

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	928	1,708	149	220	42	37
Transfers between variable and fixed accounts, net	(3,706)	(12,996)	(624)	7,024	(892)	1,761
Transfers—contract charges and deductions	(1,838)	(2,912)	(190)	(230)	(131)	(106)
Transfers—surrenders	(13,780)	(22,378)	(2,794)	(3,918)	(918)	(788)
Transfers—other	(1)	(1)	(3)	1	1	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(18,397)	(36,579)	(3,462)	3,097	(1,898)	904

NET INCREASE (DECREASE) IN NET ASSETS	(78,586)	(14,458)	(16,336)	8,636	(4,022)	1,696

NET ASSETS
Beginning of Year	155,882	170,340	27,415	18,779	7,360	5,664

End of Year	$77,296	$155,882	$11,079	$27,415	$3,338	$7,360

(1)	Operations commenced on May 4, 2007.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Equity (1)		Large-Cap Growth		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$162	($750)	($186)	($355)	$$492	$49
Realized gain	11,946	1,651	2,968	2,524	13,677	29,645
Change in unrealized appreciation (depreciation) on investments	(49,555)	(3,618)	(12,984)	3,043	(41,705)	(19,894)

Net Increase (Decrease) in Net Assets Resulting from Operations	(37,447)	(2,717)	(10,202)	5,212	(27,536)	9,800

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,131	1,838	224	521	820	1,527
Transfers between variable and fixed accounts, net	(7,489)	(5,013)	(3,496)	(17,135)	(5,254)	(40,128)
Transfers—contract charges and deductions	(1,072)	(1,467)	(179)	(287)	(702)	(1,178)
Transfers—surrenders	(9,584)	(15,213)	(1,799)	(3,864)	(7,929)	(12,458)
Transfers—other	2	3	(1)	3	3	8

Net Decrease in Net Assets Derived from Contract Owner Transactions	(17,012)	(19,852)	(5,251)	(20,762)	(13,062)	(52,229)

NET DECREASE IN NET ASSETS	(54,459)	(22,569)	(15,453)	(15,550)	(40,598)	(42,429)

NET ASSETS
Beginning of Year	108,310	130,879	24,302	39,852	84,999	127,428

End of Year	$53,851	$108,310	$8,849	$24,302	$44,401	$84,999

	Small-Cap Value		Multi-Strategy		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$190	$78	($492)	$920	$11	($237)
Realized gain	1,034	2,081	3,418	2,805	14,736	7,463
Change in unrealized depreciation on investments	(7,131)	(1,384)	(26,141)	(1,510)	(61,708)	(2,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,907)	775	(23,215)	2,215	(46,961)	5,054

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	177	262	771	638	1,011	1,704
Transfers between variable and fixed accounts, net	1,979	(4,913)	(3,890)	(3,023)	(10,694)	(2,686)
Transfers—contract charges and deductions	(208)	(370)	(2,086)	(1,999)	(2,094)	(2,660)
Transfers—surrenders	(2,218)	(3,207)	(5,181)	(7,482)	(11,977)	(19,526)
Transfers—other	—	—	(2)	1	(3)	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(270)	(8,228)	(10,388)	(11,865)	(23,757)	(23,169)

NET DECREASE IN NET ASSETS	(6,177)	(7,453)	(33,603)	(9,650)	(70,718)	(18,115)

NET ASSETS
Beginning of Year	18,601	26,054	58,523	68,173	136,282	154,397

End of Year	$12,424	$18,601	$24,920	$58,523	$65,564	$136,282

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Emerging Markets		Money Market		High Yield Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$84	($137)	$462	$1,607	$2,762	$3,425
Realized gain (loss)	10,812	15,353	41	70	(1,536)	(52)
Change in unrealized appreciation (depreciation) on investments	(38,972)	2,719	43	(16)	(10,901)	(2,627)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,076)	17,935	546	1,661	(9,675)	746

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	461	800	467	1,895	388	551
Transfers between variable and fixed accounts, net	(8,601)	(1,885)	36,838	21,215	(1,145)	(4,347)
Transfers—contract charges and deductions	(529)	(753)	(1,627)	(2,623)	(1,005)	(1,047)
Transfers—surrenders	(6,582)	(8,322)	(19,875)	(22,838)	(5,323)	(7,081)
Transfers—other	1	—	2	—	2	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,250)	(10,160)	15,805	(2,351)	(7,083)	(11,925)

NET INCREASE (DECREASE) IN NET ASSETS	(43,326)	7,775	16,351	(690)	(16,758)	(11,179)

NET ASSETS
Beginning of Year	71,344	63,569	43,002	43,692	48,259	59,438

End of Year	$28,018	$71,344	$59,353	$43,002	$31,501	$48,259

	Managed Bond		Inflation Managed		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,531	$5,268	$1,697	$3,634	$223	$55
Realized gain (loss)	2,689	234	839	29	(1,266)	(464)
Change in unrealized appreciation (depreciation) on investments	(11,758)	5,952	(14,391)	6,597	(16,080)	(3,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,538)	11,454	(11,855)	10,260	(17,123)	(3,563)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,604	2,285	1,452	1,594	617	887
Transfers between variable and fixed accounts, net	(14,166)	13,502	(11,145)	15,086	(10,043)	17,656
Transfers—contract charges and deductions	(3,084)	(2,560)	(2,193)	(1,734)	(512)	(649)
Transfers—surrenders	(17,872)	(22,258)	(14,057)	(14,691)	(4,920)	(7,862)
Transfers—other	2	(4)	3	(1)	3	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(33,516)	(9,035)	(25,940)	254	(14,855)	10,032

NET INCREASE (DECREASE) IN NET ASSETS	(38,054)	2,419	(37,795)	10,514	(31,978)	6,469

NET ASSETS
Beginning of Year	169,384	166,965	126,073	115,559	57,765	51,296

End of Year	$131,330	$169,384	$88,278	$126,073	$25,787	$57,765

See notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Growth		Real Estate		Small-Cap Equity (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($274)	($288)	$440	($166)	($76)	($73)
Realized gain (loss)	2,841	(126)	8,926	6,731	(507)	12
Change in unrealized appreciation (depreciation) on investments	(15,849)	6,826	(18,421)	(13,208)	(3,527)	214

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,282)	6,412	(9,055)	(6,643)	(4,110)	153

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	322	517	254	491	155	110
Transfers between variable and fixed accounts, net	(8,734)	3,430	(5,655)	(10,716)	7,059	4,573
Transfers—contract charges and deductions	(289)	(400)	(357)	(742)	(128)	(71)
Transfers—surrenders	(3,191)	(5,145)	(3,087)	(5,735)	(1,404)	(790)
Transfers—other	1	(1)	1	6	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,891)	(1,599)	(8,844)	(16,696)	5,682	3,823

NET INCREASE (DECREASE) IN NET ASSETS	(25,173)	4,813	(17,899)	(23,339)	1,572	3,976

NET ASSETS
Beginning of Year	37,524	32,711	30,525	53,864	8,211	4,235

End of Year	$12,351	$37,524	$12,626	$30,525	$9,783	$8,211

	AllianceBernstein VPS		BlackRock		Franklin Templeton VIP
	Balanced Wealth Strategy		Global Allocation		Founding Funds Allocation
	Class B (2)		V.I. Class III (2)		Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9		$83		$12
Realized loss	(73)		(2,240)		(341)
Change in unrealized depreciation on investments	(280)		(995)		(198)

Net Decrease in Net Assets Resulting from Operations	(344)		(3,152)		(527)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1		300		2
Transfers between variable and fixed accounts, net	1,959		10,823		1,562
Transfers—contract charges and deductions	(23)		(68)		(23)
Transfers—surrenders	(110)		(1,302)		(291)
Transfers—other	—		3		—

Net Increase in Net Assets Derived from Contract Owner Transactions	1,827		9,756		1,250

NET INCREASE IN NET ASSETS	1,483		6,604		723

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$1,483		$6,604		$723

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period			Ratios of	Ratios of
				Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
2008	$7.00	1,998	$13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%

International Value
2008	$12.43	5,942	$73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%

Long/Short Large-Cap (5)
05/01/2008-12/31/2008	$6.55	1,696	$11,101	0.88%	1.25%	(34.54%)

International Small-Cap
2008	$5.41	1,759	$9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006-12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

Equity Index
2008	$26.41	2,917	$77,034	1.83%	1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%
2004	34.84	6,277	218,673	1.62%	1.25%	9.21%

Small-Cap Index
2008	$11.00	1,323	$14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%

Diversified Research
2008	$7.78	2,384	$18,556	0.94%	1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%
2004	11.26	3,824	43,060	0.59%	1.25%	9.82%

Equity
2008	$11.57	1,294	$14,977	0.48%	1.25%	(41.86%)
2007	19.90	1,575	31,337	0.21%	1.25%	4.94%
2006	18.96	1,841	34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%
2004	16.80	3,164	53,147	0.68%	1.25%	3.84%

American Funds Growth-Income

2008	$7.81	3,136	$24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005-12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

American Funds Growth

2008	$7.84	3,216	$25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005-12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

Large-Cap Value

2008	$10.23	4,201	$42,996	1.63%	1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%
2004	12.77	11,131	142,135	1.21%	1.25%	8.56%

Technology
2008	$3.36	451	$1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%

See explanation of references on page K-4
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of	Ratios of
				Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Short Duration Bond
2008	$10.00	2,810	$28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)

Floating Rate Loan
2008	$6.80	1,721	$11,698	6.85%	1.25%	(30.16%)
05/04/2007-12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

Diversified Bond
2008	$9.51	3,278	$31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006-12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Growth LT
2008	$24.62	3,140	$77,296	0.48%	1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%
2004	32.09	7,734	248,156	0.00%	1.25%	9.03%

Focused 30
2008	$7.39	1,499	$11,079	0.05%	1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%
2004	7.83	882	6,902	0.05%	1.25%	13.42%

Health Sciences
2008	$9.18	363	$3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%

Mid-Cap Equity (6)
2008	$13.57	3,969	$53,851	1.45%	1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%
2004	19.09	6,090	116,274	0.36%	1.25%	23.52%

Large-Cap Growth (7)
2008	$4.27	2,073	$8,849	0.00%	1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%
2004	7.53	11,511	86,641	0.63%	1.25%	3.35%

International Large-Cap
2008	$7.39	6,010	$44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%

Small-Cap Value
2008	$14.82	838	$12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%

Multi-Strategy
2008	$19.96	1,249	$24,920	0.15%	1.25%	(45.67%)
2007	36.74	1,593	58,523	2.67%	1.25%	3.04%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%

Main Street Core
2008	$22.19	2,955	$65,564	1.26%	1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%
2004	29.94	6,307	188,801	1.21%	1.25%	8.18%

See explanation of references on page K-4
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of	Ratios of
				Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Emerging Markets
2008	$14.42	1,943	$28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%

Money Market
2008	$16.20	3,663	$59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)

High Yield Bond
2008	$22.85	1,379	$31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%

Managed Bond
2008	$28.67	4,581	$131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%

Inflation Managed
2008	$26.29	3,358	$88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%

Comstock
2008	$7.09	3,636	$25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%

Mid-Cap Growth
2008	$5.03	2,455	$12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%

Real Estate
2008	$19.42	650	$12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%

Small-Cap Equity (8)
2008	$10.25	955	$9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005-12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

AllianceBernstein VPS Balanced Wealth Strategy Class B (5)
05/06/2008-12/31/2008	$7.08	210	$1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation VI Class III (5)
05/01/2008-12/31/2008	$7.91	835	$6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4 (5)
05/06/2008-12/31/2008	$6.61	109	$723	3.04%	1.25%	(34.26%)

See explanation of references on page K-4
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on K-1 through K-3
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The ratios of expenses to average net assets for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(5)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(6)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(7)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of thirty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., and Franklin Templeton Variable Insurance Products Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) four new Variable Accounts listed in the following table:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Long/Short Large-Cap	May 1, 2008	BlackRock Global Allocation V.I. Class III	May 1, 2008
AllianceBernstein VPS Balanced Wealth Strategy Class B	May 6, 2008	Franklin Templeton VIP Founding Funds Allocation Class 4	May 6, 2008
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 395,902 outstanding accumulation units (valued at $1,942,039) of the Concentrated Growth Variable Account were exchanged for 97,532 accumulation units with equal value of the Equity Variable Account; and a total of 271,752 outstanding accumulation units (valued at $2,787,459) of the Capital Opportunities Variable Account were exchanged for 74,912 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in SFAS 157.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year or periods ended December 31, 2008, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth	$4,275	$6,031
International Value	3,454	25,457
Long/Short Large-Cap (1)	19,169	1,766
International Small-Cap	1,450	4,125
Equity Index	15,126	24,934
Small-Cap Index	2,865	21,863
Diversified Research	1,580	15,740
Equity	1,315	6,179
American Funds Growth-Income	1,824	13,590
American Funds Growth	14,771	10,456
Large-Cap Value	1,995	12,719
Technology	2,405	5,023
Short Duration Bond	5,750	11,360
Floating Rate Loan	3,482	3,879
Diversified Bond	4,599	11,466
Growth LT	8,275	28,159
Focused 30	10,878	14,580
Health Sciences	3,697	5,662
Mid-Cap Equity (formerly named Mid-Cap Value)	3,335	21,387
Large-Cap Growth	1,214	6,649
International Large-Cap	3,502	17,381
Small-Cap Value	7,162	7,636
Multi-Strategy	820	11,768
Main Street Core	375	25,393
Emerging Markets	4,642	20,501
Money Market	62,719	47,553
High Yield Bond	5,308	12,901
Managed Bond	9,330	44,787
Inflation Managed	12,841	40,242
Comstock	1,458	16,828
Mid-Cap Growth	5,760	17,949
Real Estate	3,839	12,966
Small-Cap Equity	10,330	4,785
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	2,750	932
BlackRock Global Allocation V.I. Class III (1)	22,107	12,441
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	2,895	1,654

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the year or periods ended December 31, 2008 and 2007 were as follows (amounts in thousands):

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Small-Cap Growth (formerly named Fasciano Small Equity)	681	(838)	(157)	824	(742)	82
International Value	1,000	(1,972)	(972)	1,221	(1,878)	(657)
Long/Short Large-Cap (1)	2,029	(333)	1,696
International Small-Cap	589	(792)	(203)	1,100	(935)	165
Equity Index	569	(861)	(292)	418	(1,306)	(888)
Small-Cap Index	315	(1,531)	(1,216)	907	(1,004)	(97)
Diversified Research	411	(1,578)	(1,167)	480	(1,550)	(1,070)
Equity	124	(405)	(281)	273	(539)	(266)
American Funds Growth-Income	611	(1,619)	(1,008)	1,256	(1,445)	(189)
American Funds Growth	1,765	(1,405)	360	1,169	(2,140)	(971)
Large-Cap Value	696	(1,452)	(756)	1,128	(2,257)	(1,129)
Technology	504	(985)	(481)	719	(510)	209
Short Duration Bond	1,241	(1,759)	(518)	1,049	(2,754)	(1,705)
Floating Rate Loan (2)	693	(710)	(17)	2,226	(488)	1,738
Diversified Bond	1,177	(1,845)	(668)	2,595	(629)	1,966
Growth LT	361	(913)	(552)	292	(1,207)	(915)
Focused 30	1,186	(1,513)	(327)	1,276	(1,079)	197
Health Sciences	385	(591)	(206)	400	(334)	66
Mid-Cap Equity (formerly named Mid-Cap Value)	799	(1,639)	(840)	1,003	(1,809)	(806)
Large-Cap Growth	562	(1,273)	(711)	1,032	(3,731)	(2,699)
International Large-Cap	1,489	(2,824)	(1,335)	1,473	(6,009)	(4,536)
Small-Cap Value	660	(712)	(52)	369	(748)	(379)
Multi-Strategy	81	(425)	(344)	130	(449)	(319)
Main Street Core	305	(1,058)	(753)	393	(1,016)	(623)
Emerging Markets	523	(1,136)	(613)	869	(1,307)	(438)
Money Market	5,451	(4,471)	980	5,649	(5,792)	(143)
High Yield Bond	360	(604)	(244)	322	(721)	(399)
Managed Bond	1,120	(2,274)	(1,154)	1,250	(1,574)	(324)
Inflation Managed	1,114	(2,050)	(936)	1,058	(1,045)	13
Comstock	746	(2,194)	(1,448)	2,415	(1,655)	760
Mid-Cap Growth	1,358	(2,707)	(1,349)	1,622	(1,844)	(222)
Real Estate	224	(506)	(282)	234	(663)	(429)
Small-Cap Equity (formerly named VN Small-Cap Value)	872	(502)	370	487	(218)	269
AllianceBernstein VPS Balanced Wealth Strategy Class B (1)	316	(106)	210
BlackRock Global Allocation V.I. Class III (1)	2,499	(1,664)	835
Franklin Templeton VIP Founding Funds Allocation Class 4 (1)	329	(220)	109

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 4, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account (the “Separate Account”) comprised of Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly named Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, and Franklin Templeton VIP Founding Funds Allocation Class 4 Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

M-1

Pacific Life Insurance Company
PO Box 2378
Omaha, NE 68103-2378

CHANGE SERVICE REQUESTED

Annual Reports
as of December 31, 2008

•	Pacific Select Fund

•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	302-09A